PREPAID EXPENSES AND DEPOSITS	12 Months Ended
Dec. 31, 2021
PREPAID EXPENSES AND DEPOSITS
PREPAID EXPENSES AND DEPOSITS
6.	PREPAID EXPENSES AND DEPOSITS

	December 31,	December 31,
	2021	2020
	$	$
Prepaid expenses	1,966,959	761,595
Mineral license deposits	212,098	496,608
Prepaid expenses and deposits, end of year	2,179,057	1,258,203